Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Short-term insurance contracts without impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	¥ 206,764
Accumulated claims expenses paid	(184,773)
Unpaid claims expenses	21,991
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,851
Accumulated claims expenses paid	(26,851)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,120
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,303
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,328
Accumulated claims expenses paid	(34,328)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,926
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,845
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	41,945
Accumulated claims expenses paid	(41,945)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,601
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,785
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	51,051
Accumulated claims expenses paid	(48,845)
Unpaid claims expenses	2,206
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	49,727
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	51,051
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	52,589
Accumulated claims expenses paid	(32,804)
Unpaid claims expenses	19,785
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	52,589
Short-term insurance contracts with impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	204,550
Accumulated claims expenses paid	(182,768)
Unpaid claims expenses	21,782
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,655
Accumulated claims expenses paid	(26,655)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,897
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,107
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,045
Accumulated claims expenses paid	(34,045)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,700
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,560
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	41,442
Accumulated claims expenses paid	(41,442)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,157
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,280
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	50,414
Accumulated claims expenses paid	(48,229)
Unpaid claims expenses	2,185
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	49,175
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	50,414
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	51,994
Accumulated claims expenses paid	(32,397)
Unpaid claims expenses	19,597
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	¥ 51,994